Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000099566 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099566 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000099566 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000099566 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000099566 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000099566 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000099566 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000099566 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000099566 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000099566 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000099566 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099567 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000099567 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000099567 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000099567 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000099567 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000099567 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000099567 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000099567 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000099567 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000099567 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099569 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099569 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000099569 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000099569 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000099569 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000099569 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000099569 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000099569 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000099569 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000099569 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000099569 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%